Regulatory Matters - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Regulatory Matters [Line Items]
Average reserve balances to be maintained by subsidiary banks		$ 813,480,000	$ 1,577,485,000
Average reserve balances required by subsidiary banks		$ 0	$ 0
Maximum loan to parent company by subsidiaries as percentage it's of capital and surplus		10.00%
Maximum amount of loan to parent company by subsidiaries		$ 395,066,000
Minimum net worth requirement		2,500,000
Subsequent Event [Member]
Regulatory Matters [Line Items]
Retained net profits available for distribution to United Bankshares, Inc. by its banking subsidiaries as dividends	$ 288,591,000
George Mason [Member]
Regulatory Matters [Line Items]
Net worth		153,854,000
Crescent [Member]
Regulatory Matters [Line Items]
Net worth		$ 103,525,000